SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

9 SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

        Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2017	2016	2015
Network and IT costs	1,185	1,043	1,017
Personnel costs	927	775	848
Customer associated costs	893	822	860
Losses on receivables	59	58	51
Taxes, other than income taxes	219	244	227
Other	465	726	1,560

Total selling, general and administrative expenses	3,748	3,668	4,563

        Included within "Other" for the year ended December 31, 2015, is the provision expense related to the Uzbekistan investigation (see Note 22 for further details).

        Included within "Other" for the year ended December 31, 2017, is a reduction of US$106 following the amendment of an agreement with a vendor, which resulted in certain payments to the Company.

        Total operating lease expense recognized in the consolidated income statement amounted to US$444 (2016: US$408, 2015: US$385). Please refer to Note 26 for details regarding operating lease commitments.

ACCOUNTING POLICIES

Dealer commissions

        Dealer commissions are expensed in the consolidated income statement when the services are provided unless they meet the definition of an asset. Dealer commissions are part of customer associated costs.

        The accounting treatment of certain dealer commissions by the Group will change upon adoption of IFRS 15 on January 1, 2018, refer to Note 3 for further details.

Leases

        Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards associated with ownership of the leased asset to VEON. All other leases are classified as operating leases. The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date, or when the terms of the agreement are modified.

Operating lease expenses

        The rental payable under operating leases is recognized as an operating lease expenses in the income statement on a straight-line basis over the lease term unless another systematic basis is more representative of the time pattern of VEON's benefit. No asset is capitalized. If the periodic payments or part of the periodic payments has been prepaid, the Company recognizes these prepayments in the statement of financial position as other non-financial assets.

Finance leases

        At the commencement of a finance lease term, VEON recognizes the assets and liabilities in its statement of financial position at amounts equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments as determined at the inception of the lease. The corresponding liability to the lessor is included in the statement of financial position as a finance lease obligation.

        The discount rate used in calculating the present value of the minimum lease payments is the interest rate implicit in the lease. If there is no interest rate in the lease, the Company's incremental borrowing rate is used. Any initial direct costs of VEON related to the lease are added to the amount recognized as an asset.